Nature and extent of risk arising from financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Nature And Extent Of Risk Arising From Financial Instruments Tables Abstract
Schedule of debentures of contractual maturity of credit facilities
($000s)	2021	2022	2023	2024	2025	Thereafter
Commitments - operational
Lease payments	1,396	1,308	1,297	1,206	1,240	2,727
Trade payables	4,041	—	—	—	—	—
Accrued wages and other expenses	3,802	—	—	—	—	—
Interest – Credit Facilities (note 13)	3,953	1,976	—	—	—	—
Interest – Debentures (note 14)	3,084	2,952	1,502	—	—	—
Purchase obligations	1,052	1,052	—	—	—	—
	17,328	7,288	2,799	1,206	1,240	2,727
Commitments – principal repayments
Credit Facility – Other (note 13)	—	37,644	—	—	—	—
Debentures (note 14)	2,054	2,183	19,971	19,234	—	—
	2,054	39,827	19,971	19,234	—	—
Commitments – extinguished subsequent to year end
Convertible debentures (1) (note 15)	8,751				—	—
	8,751	—	—	—	—	—
Total contractual obligations	28,133	47,115	22,770	20,440	1,240	2,727

(1) Subsequent to year end the Company converted all the outstanding convertible debenture into common shares of the Company, and there are no further interest payments related to convertible debentures.

Foreign currency risk
(‘$000 in USD$)	December 31, 2020	December 31, 2019
Cash	107	322
Investment portfolio	6,171	7,060
Debentures	(5,105)	(5,020)